Expense Example {- Materials Portfolio} - 02.28 Select Portfolios: Group 8 Materials Sector Retail Combo PRO-17 - Materials Portfolio - Materials Portfolio	Apr. 29, 2022 USD ($)
Expense Example:
1 year	$ 77
3 years	240
5 years	417
10 years	$ 930